Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 54.0%
Penn Series Flexibly Managed Fund*	145,334	$17,166,873
Penn Series Index 500 Fund*	629,143	38,283,337
Penn Series Large Cap Growth Fund*	39,505	1,914,790
Penn Series Large Cap Value Fund*	104,300	5,714,581
Penn Series Large Core Growth Fund*	47,397	1,906,798
Penn Series Large Core Value Fund*	105,789	3,830,632
Penn Series Large Growth Stock Fund*	52,180	5,712,661
Penn Series Mid Cap Growth Fund*	91,334	3,713,658
Penn Series Mid Core Value Fund*	230,971	9,566,836
Penn Series Real Estate Securities Fund*	217,708	7,608,901
Penn Series Small Cap Index Fund*	99,853	3,837,335
Penn Series SMID Cap Growth Fund*	36,830	1,870,229
Penn Series SMID Cap Value Fund*	44,188	1,885,498
TOTAL AFFILIATED EQUITY FUNDS (Cost $69,722,277)		103,012,129

AFFILIATED FIXED INCOME FUNDS — 36.5%
Penn Series High Yield Bond Fund*	373,931	7,572,098
Penn Series Limited Maturity Bond Fund*	375,349	5,679,035
Penn Series Quality Bond Fund*	3,269,370	56,527,410
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $64,039,218)		69,778,543

AFFILIATED INTERNATIONAL EQUITY FUNDS — 8.9%
Penn Series Developed International Index Fund*	336,979	7,575,286
Penn Series Emerging Markets Equity Fund*	146,752	1,906,302
Penn Series International Equity Fund*	161,756	7,508,696
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $12,626,371)		16,990,284
TOTAL INVESTMENTS — 99.4% (Cost $146,387,866)		$189,780,956
Other Assets & Liabilities — 0.6%		1,074,968
TOTAL NET ASSETS — 100.0%		$190,855,924

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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